CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and Due from Banks	$ 40,331	$ 52,715
Interest-bearing Deposits in Banks and Other Financial Institutions	8,463	6,490
Federal funds sold	65,364	67,535
Securities:
- Available for sale, at fair value	100,087	114,258
- Held-to-maturity	168,073	167,225
Loans - net	1,389,053	1,276,426
Premises and equipment - net	15,712	16,101
Accrued interest receivable	6,470	6,627
Federal Home Loan Bank stock and Federal Reserve Bank stock	2,738	2,656
Goodwill	15,810	15,810
Intangible assets	6,083	6,787
Prepaid FDIC Assessment	3,389	3,905
Other assets	26,798	24,935
Total Assets	1,848,371	1,761,470
Deposits:
Demand Non-interest bearing	266,642	227,284
Demand-interest bearing	188,863	175,409
Savings and money market	788,262	745,713
Time	385,810	398,204
Total deposits	1,629,577	1,546,610
Borrowings	0	0
Junior subordinated debentures	51,547	51,547
Accrued interest payable and other liabilities	27,540	27,533
Total Liabilities	1,708,664	1,625,690
Stockholders' Equity:
Preferred stock	0	0
Common stock	9,732	9,732
Additional paid-in-capital	8,851	8,834
Retained earnings	125,929	120,675
Treasury stock	(5,114)	(4,912)
Accumulated other comprehensive income, net	(2,531)	(1,455)
Total Stockholder's Equity	136,867	132,874
Non-controlling interests	2,840	2,906
Total Equity	139,707	135,780
Total Liabilities and Stockholders' Equity	$ 1,848,371	$ 1,761,470